Share Based Compensation - Summary of Assumptions Used to Determine Fair value of Share Options (Details) - 2017 Restricted Share Scheme and 2017 Option Plan - USD ($)	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Disclosure Of Share Based Compensation [Line Items]
Risk free interest rate	0.71%	2.08%
Expected dividend yield	0.00%	0.00%
Expected volatility range	40.00%	40.00%
Contractual life	10 years	10 years
Bottom of range
Disclosure Of Share Based Compensation [Line Items]
Exercise multiples	$ 2.2	$ 2.2
Top of range
Disclosure Of Share Based Compensation [Line Items]
Exercise multiples	$ 2.8	$ 2.8